SCHEDULE OF INVENTORIES (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Finished goods	$ 5,351,788	$ 2,233,225
Work in process	97,476	107,287
Raw materials	2,262,548	1,562,627
Inventories	$ 7,711,812	$ 3,903,139